UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02151

Bancroft Fund Ltd.

(Exact name of registrant as specified in charter)

65 Madison Avenue, Morristown, New Jersey 07960-7308

(Address of principal executive offices) (Zip code)

Thomas H. Dinsmore
Bancroft Fund Ltd.
65 Madison Avenue
Morristown, New Jersey 07960-7308
(Name and address of agent for service)

Copy to:
Steven B. King, Esq.
Ballard Spahr Andrews & Ingersoll, LLP
1735 Market Street, 51st Floor
Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  October 31, 2009

Date of reporting period:  January 31, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

Bancroft Fund Ltd. Portfolio of Investments (unaudited)
January 31, 2009
	Principal
	Amount	Value
	or Shares	(Note 1)

CONVERTIBLE BONDS AND NOTES - 75.5%

Aerospace and Defense - 1.5%
Alliant Techsystems Inc. 2.75%, due 2011 cv. sr. sub. notes (B1)	$1,000,000	$1,011,250

Computer Hardware - 7.0%
Credit Suisse, New York Branch 12.90%, due 2008
equity-linked notes (NR)
(exchangeable for Corning Inc. common stock)	2,000,000	1,168,000
EMC Corp. 1.75%, due 2011 cv. sr. notes (A-)	1,000,000	975,000
EMC Corp. 1.75%, due 2013 cv. sr. notes (A-)	1,000,000	945,000
NETAPP, Inc. 1.75%, due 2023 sr. cv. notes (NR)
(Acquired 01/15/09; Cost $768,750) (2)	1,000,000	793,750
Richardson Electronics, Ltd. 8%, due 2011 cv. sr. sub. notes (NR)	1,000,000	780,000
		4,661,750

Computer Software - 3.3%
Blackboard Inc. 3.25%, due 2027 cv. sr. notes (BB-)	2,000,000	1,697,500
GSI Commerce, Inc. 2.5%, due 2027 cv. sr. notes (NR)	1,000,000	398,750
Lehman Brothers Holdings Inc. 1%, due 2009
medium-term notes (NR)
(performance linked to Microsoft Corp. common stock) (3)	1,500,000	105,000
		2,201,250

Consumer Goods - 1.6%
Chattem, Inc. 1.625%, due 2014 cv. sr. notes (NR)	1,683,000	1,090,395

Energy - 10.2%
Chesapeake Energy Corp. 2.75%, due 2035
contingent cv. sr. notes (Ba3) (1)	1,910,000	1,315,513
Covanta Holding Corp. 1%, due 2027 sr. cv. deb. (B1) (1)	1,500,000	1,288,125
McMoRan Exploration Co. 5.25%, due 10/06/11 cv. sr. notes (NR)	1,287,000	1,085,906
Nabors Industries, Inc. 0.94%, due 2011
sr. exchangeable notes (BBB+)	1,000,000	867,500
Oil States International, Inc. 2.375%, due 2025
contingent cv. sr. notes (NR)	1,325,000	1,094,781
SunPower Corp. 1.25%, due 2027 sr. cv. deb. (NR)	1,000,000	761,250
Trina Solar Ltd. 4%, due 2013 cv. sr. notes (NR)
(exchangeable for ADS representing common shares)	1,000,000	358,750
		6,771,825

Financial Services - 2.2%
Euronet Worldwide, Inc. 3.50%, due 2025 cv. deb. (B+) (1)	2,250,000	1,440,000

Foods - 3.3%
Central European Distribution Corp. 3%, due 2013 cv. sr. notes (B-)	500,000	229,375
The Great Atlantic & Pacific Tea Company, Inc. 5.125%, due 2011
cv. sr. notes (Caa1)	500,000	281,250
The Great Atlantic & Pacific Tea Company, Inc. 6.75%, due 2012
cv. sr. notes (Caa1)	1,500,000	830,625
Tyson Foods, Inc. 3.25%, due 2013 cv. sr. notes (BB)	1,000,000	870,000
		2,211,250

Bancroft Fund Ltd. Portfolio of Investments (continued)
January 31, 2009
	Principal
	Amount	Value
	or Shares	(Note 1)

CONVERTIBLE BONDS AND NOTES - continued

Healthcare - 9.5%
China Medical Technologies, Inc. 4%, due 2013 cv. sr. sub. notes (NR)
(exchangeable for ADS representing common stock)	$1,500,000	$635,625
Greatbatch, Inc. 2.25%, due 2013 cv. sub. deb. (NR)(1)	1,250,000	989,063
Kinetic Concepts, Inc. 3.25%, due 2015 cv. sr. notes (B+)
(Acquired 04/16/08 and 08/04/08; Cost $1,965,162) (2)	2,000,000	1,347,500
Millipore Corp. 3.75%, due 2026 cv. sr. notes (BB-) (1)	1,500,000	1,372,500
Omnicare, Inc. 3.25%, due 2035 cv. sr. deb. (B3) (1)	1,650,000	1,138,500
SonoSite Inc. 3.75%, due 2014 cv. sr. notes (NR)	1,000,000	797,500
		6,280,688

Insurance - 2.2%
Prudential Financial, Inc. floating rate, due 2037 cv. sr. notes (A3)	1,500,000	1,447,500

Media and Entertainment - 0.7%
Virgin Media Inc. 6.5%, due 2016 cv. sr. notes (B-)
(Acquired 04/10/08 and 04/11/08; Cost $995,000) (2)	1,000,000	456,250

Multi-Industry - 3.2%
Diversa Corp. 5.5%, due 2027 cv. sr. notes (NR)
(exchangeable for Verenium Corp. common stock)	750,000	202,500
LSB Industries, Inc. 5.5%, due 2012 cv. sr. sub. deb. (NR)	3,000,000	1,931,250
		2,133,750
Pharmaceuticals - 13.3%
Alza Corp. 0%, due 2020 cv. sub. deb. (Aa1)
(exchangeable for Johnson & Johnson common stock)	2,000,000	1,797,500
Endo Pharmaceuticals Holdings, Inc. 1.75%,
due 2015 cv. sr. sub. notes (NR)
(Acquired 01/15/09; Cost $869,897) (2)	1,000,000	897,500
Mylan Inc. 3.75%, due 2015 cash cv. notes (B+)
(Acquired 09/16/08 - 12/17/08; Cost $1,436,997) (2)	1,500,000	1,488,750
Teva Pharmaceutical Finance Co. B.V. 1.75%, due 2026
cv. sr. deb. (Baa2)
(exchangeable for Teva Pharmaceutical Industries Ltd. ADR)	1,500,000	1,605,000
Wyeth floating rate, due 2024 cv. sr. deb. (A3)	3,000,000	3,011,100
		8,799,850
Retail - 1.9%
RadioShack Corp. 2.5%, due 2013 cv. sr. notes (BB)
(Acquired 08/13/08; Cost $1,261,250) (2)	1,500,000	1,275,000

Semiconductors - 4.6%
Agere Systems Inc. 6.5%, due 2009 cv. sub. notes (BB)
(exchangeable for LSI Corp.)	1,500,000	1,485,000
Intel Corp. 2.95%, due 2035 jr. sub. cv. deb. (A-) (1)	2,000,000	1,542,500
		3,027,500

Bancroft Fund Ltd. Portfolio of Investments (continued)
January 31, 2009
	Principal
	Amount	Value
	or Shares	(Note 1)

CONVERTIBLE BONDS AND NOTES - continued

Telecommunications - 9.5%
ADC Telecommunications Inc. floating rate, due 2013
cv. sub. notes (NR)	$1,350,000	$710,438
Anixter International Inc. 1%, due 2013 sr. cv. notes (BB-)	1,250,000	864,063
Equinix, Inc. 2.5%, due 2012 cv. sub. notes (B-)	2,200,000	1,691,250
General Cable Corp. 1%, due 2012 sr. cv. notes (B1)	1,500,000	984,375
NII Holdings, Inc. 2.75%, due 2025 cv. notes (NR)	1,500,000	1,329,375
SAVVIS, Inc. 3%, due 2012 cv. sr. notes (NR)	1,250,000	679,688
		6,259,189

Transportation - 0.8%
ExpressJet Holdings, Inc. 4.25%, due 2023 cv. notes (NR)	800,000	524,000

Travel and Leisure - 0.5%
Morgans Hotel Group 2.375%, due 2014 sr. sub. cv notes (NR)
(Acquired 10/11/07 - 10/12/07; Cost $1,026,250) (2)	1,000,000	308,750

TOTAL CONVERTIBLE BONDS AND NOTES		49,900,197

CORPORATE BONDS AND NOTES - 1.1%

Retail - 1.1%
Amerivon Holdings LLC 4%, due 2010 units (NR)
(Acquired 06/01/07; Cost $1,500,000) (2,3,4)	1,500,000	750,000

CONVERTIBLE PREFERRED STOCKS - 7.5%

Banking/Savings and Loan - 5.4%
Bank of America Corp. 7.25% series L non-cum. perpetual cv. pfd. (A2)	2,000	1,009,000
Fifth Third Bancorp 8.5% perpetual cv. pfd., series G (Baa1)	10,000	355,000
New York Community Bancorp, Inc. 6% BONUSES units (Baa1)	39,179	1,361,470
Sovereign Capital Trust IV 4.375% PIERS (Baa3)
(exchangeable for Sovereign Bancorp, Inc. common stock) (1)	14,000	252,000
Webster Financial Corp. 8.5% perpetual cv. pfd (BB+)	1,500	575,625
		3,553,095

Chemicals - 0.9%
Celanese Corp. 4.25% cv. perpetual pfd. (NR)	40,000	610,000

Minerals and Mining - 1.2%
Freeport-McMoRan Copper & Gold Inc. 5.5% cv. perpetual pfd. (BB)	1,200	790,800

TOTAL CONVERTIBLE PREFERRED STOCKS		4,953,895

MANDATORY CONVERTIBLE SECURITIES - 11.9% (5)

Consumer Goods - 1.3%
Avery Dennison Corp. 7.875%, due 11/15/10 mandatory cv. pfd. (BB+)	30,000	870,000

Bancroft Fund Ltd. Portfolio of Investments (continued)
January 31, 2009
	Principal
	Amount	Value
	or Shares	(Note 1)

MANDATORY CONVERTIBLE SECURITIES - continued

Energy - 2.6%
Bristow Group Inc. 5.5%, due 09/15/09 mandatory cv. pfd. (B)	20,000	$692,000
Merrill Lynch & Co., Inc. 5.4%, due 09/27/10 PRIDES (A+)
(linked to the performance of ConocoPhillips common stock)	2,000	1,052,250
		1,744,250

Foods - 0.1%
Lehman Brothers Holdings Inc. 6%, due 10/12/10 PIES (NR)
(exchangeable for General Mills, Inc. common stock) (3)	50,000	87,500

Insurance - 0.1%
XL Capital Ltd. 7%, due 02/15/09 equity security units
due 02/15/09 (Baa1)	72,500	88,450

Media and Entertainment - 2.6%
Deutsche Bank AG 4.9%, due 04/28/09
mandatory exchangeable notes (NR)
(exchangeable for The Walt Disney Company common stock)
(Acquired 04/16/08; Cost $2,501,301) (2)	82,500	1,727,963

Minerals and Mining - 2.6%
Freeport-McMoRan Copper & Gold Inc. 6.75%, due 05/01/10
mandatory cv. pfd. (BB)	10,000	466,000
Vale Capital Ltd. 5.5%, due 06/15/10 mandatory convertible notes (BBBH)
(exchangeable for ADS representing Companhia Vale do Rio Doce
common stock)	30,000	934,500
Vale Capital Ltd. 5.5%, due 06/15/10 mandatory convertible notes (BBBH)
(exchangeable for ADS representing Companhia Vale do Rio Doce
Preference A Shares)	10,000	314,600
		1,715,100

Pharmaceuticals - 2.5%
Schering-Plough Corp. 6%, due 08/13/10 mandatory cv. pfd. (Baa3)	9,500	1,653,095

TOTAL MANDATORY CONVERTIBLE SECURITIES (5)		7,886,358

COMMON STOCKS - 0.1%

Aerospace and Defense - 0.1%
Applied Energetics, Inc.	237,636	66,538

Total Convertible Bonds and Notes - 75.5%		$49,900,197
Total Corporate Bonds and Notes - 1.1%		750,000
Total Convertible Preferred Stocks - 7.5%		4,953,895
Total Mandatory Convertible Securities - 11.9%		7,886,358
Total Common Stocks - 0.1%		66,538
Total Investments - 96.1%		63,556,988
Other assets and liabilities, net - 3.9%		2,573,272
Total Net Assets - 100.0%		$66,130,260

Bancroft Fund Ltd. Portfolio of Investments (continued)
January 31, 2009

(1) Contingent payment debt instrument. See Note 2 on the following page.

(2) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A or a Regulation D transaction).  The security may be resold only pursuant to an exemption from registration under the Securities Act of 1933, typically to qualified institutional buyers.  The Fund generally has no rights to demand registration of such securities. The aggregate market value of these unregistered securities at January 31, 2009 was $9,045,463, which represented 13.7% of the Fund's net assets.

(3) Investment is valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.  The market value of these securities amounted to $942,500 at January 31, 2009, which represented 1.4% of the Fund's net assets.

(4) Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. As of January 31, 2009, the Fund was invested in the following restricted securities:

Amerivon Holdings LLC 4% units containing a convertible promissory note and warrants due 2010, acquired June 1, 2007.

(5) These securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

Investment Abbreviations:
ADR - American Depositary Receipts.
ADS - American Depositary Shares.
BONUSES - Bifurcated Option Note Unit Securities.
PIES - Premium Income Exchangeable Securities.
PIERS - Preferred Income Equity Redeemable Securities.
PRIDES - Preferred Redeemable Increased Dividend Equity Securities.

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's.
NR is used whenever a rating is unavailable.

Summary of Portfolio Ratings
(Excludes equity securities and cash)

AA - 3%
A - 16%
BBB - 12%
BB - 18%
B - 19%
CCC - 2%
Not Rated - 30%

See accompanying notes.

Bancroft Fund Ltd. Selected Notes to Financial Statements (unaudited)

Bancroft Fund Ltd. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company.

Note 1. Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price, supplied by an independent pricing service, as of the close of regular trading. Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

Note 2. Securities Transactions and Related Investment Income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as “contingent payment debt instruments,” Federal tax regulations require the Fund to record non-cash, “contingent” interest income in addition to interest income actually received. Contingent interest income amounted to approximately 3 cents per share for the three months ended January 31, 2009. In addition, Federal tax regulations require the Fund to reclassify realized gains on contingent payment debt instruments to interest income. At January 31, 2009, there were unrealized losses of approximately 65 cents per share on contingent payment debt instruments.

At January 31, 2009, unrealized appreciation (depreciation) of investment securities on a tax basis were as follows:

Unrealized appreciation	$495,489
Unrealized depreciation	(29,274,614)
Net unrealized depreciation	(28,779,125)

Cost for federal income tax purposes	$92,336,110

ITEM 2.  CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act"), (17 CFR 270.30a-3(c))) are effective as of February 25, 2009 based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications of the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Fund Ltd.

By: /s/ Thomas H. Dinsmore
       Thomas H. Dinsmore
       Chairman of the Board and
       Chief Executive Officer
       (Principal Executive Officer)

Date: March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the  following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Thomas H. Dinsmore
      Thomas H. Dinsmore
      Chairman of the Board and
      Chief Executive Officer
      (Principal Executive Officer)

Date: March 31, 2009

By: /s/ Gary I. Levine
       Gary I. Levine
       Chief Financial Officer
       (Principal Financial Officer)

Date: March 31, 2009